Future Minimum Payments of Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 2,036
2014	4,500
2015	342,125
2016	850
2017	80,963
Thereafter	410,000
Total future principal payments	$ 840,474